Restricted share units (Tables)	3 Months Ended
Nov. 30, 2021
Restricted Share Units
Disclosure of Detailed Information About Restricted Stock Units Outstanding

The Company’s outstanding RSUs are as follows:

Number
#

Balance, August 31, 2020	402,372
Granted	322,547
Vested	(66,666)
Cancelled	-
Balance, November 30, 2020	658,253

Balance, August 31, 2021	490,174
Granted	100,626
Vested	(91,635)
Cancelled	(5,034)
Balance, November 30, 2021	494,131